7. CAPITAL ADVANCES	12 Months Ended
Dec. 31, 2024
Notes
7. CAPITAL ADVANCES

7. CAPITAL ADVANCES

As of December 31, 2024, the Company has paid AED 217,310 (approximately $97,818 CAD) as part of a contractual purchase of a residential property located in Sharjah, United Arab Emirates. The total contracted value is AED 2,403,000. The property is under construction and will be used to accommodate Company personnel.

Although the legal title is temporarily held in the name of Dr. Shaun Passley, the Company's CEO and majority shareholder, Dr. Passley has formally undertaken to transfer the title to the Company. Accordingly, the payment has been recorded as a capital advance under non-current assets.